Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000229483 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000229483 | 882508104 | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000229483 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000229483 | 74743L100 | Qnity Electronics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000229483 | 65339F101 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000229483 | 126408103 | CSX Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229483 | 29364G103 | Entergy Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000229483 | 74935Q107 | RB Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000229483 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000229483 | 883556102 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229483 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000229483 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000229481 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000229481 | 882508104 | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000229481 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000229481 | 74743L100 | Qnity Electronics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000229481 | 65339F101 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000229481 | 126408103 | CSX Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229481 | 29364G103 | Entergy Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000229481 | 74935Q107 | RB Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000229481 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000229481 | 883556102 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229481 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000229481 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000240108 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000240108 | 882508104 | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000240108 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000240108 | 74743L100 | Qnity Electronics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000240108 | 65339F101 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240108 | 126408103 | CSX Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240108 | 29364G103 | Entergy Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000240108 | 74935Q107 | RB Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000240108 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240108 | 883556102 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240108 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000240108 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000229480 | 229899109 | Cullen/Frost Bankers, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229480 | 84472E102 | SouthState Bank Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000229480 | 451107106 | IDACORP, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000229480 | 81725T100 | Sensient Technologies Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229480 | G5S37H101 | Marex Group plc
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229480 | 607828100 | Modine Manufacturing Company
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229480 | 37637Q105 | Glacier Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229480 | 518415104 | Lattice Semiconductor Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229480 | 277276101 | EastGroup Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229480 | 05550J101 | BJ's Wholesale Club Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229480 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000229480 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000229479 | 229899109 | Cullen/Frost Bankers, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229479 | 84472E102 | SouthState Bank Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000229479 | 451107106 | IDACORP, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000229479 | 81725T100 | Sensient Technologies Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229479 | G5S37H101 | Marex Group plc
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229479 | 607828100 | Modine Manufacturing Company
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229479 | 37637Q105 | Glacier Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229479 | 518415104 | Lattice Semiconductor Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229479 | 277276101 | EastGroup Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229479 | 05550J101 | BJ's Wholesale Club Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229479 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000229479 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000229476 | 81725T100 | Sensient Technologies Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229476 | 922417100 | Veeco Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229476 | 854231107 | Standex International Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229476 | 91704F104 | Urban Edge Properties
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229476 | 55405W104 | MYR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229476 | 498894104 | Knife River Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229476 | 421298100 | Hayward Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229476 | 65406E102 | Nicolet Bankshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229476 | 04956D107 | Atmus Filtration Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229476 | 552690109 | MDU Resources Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229476 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000229476 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000229475 | 81725T100 | Sensient Technologies Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229475 | 922417100 | Veeco Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229475 | 854231107 | Standex International Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229475 | 91704F104 | Urban Edge Properties
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229475 | 55405W104 | MYR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229475 | 498894104 | Knife River Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229475 | 421298100 | Hayward Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229475 | 65406E102 | Nicolet Bankshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229475 | 04956D107 | Atmus Filtration Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229475 | 552690109 | MDU Resources Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229475 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000229475 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000229478 | 81725T100 | Sensient Technologies Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229478 | 922417100 | Veeco Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229478 | 854231107 | Standex International Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229478 | 91704F104 | Urban Edge Properties
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229478 | 55405W104 | MYR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229478 | 498894104 | Knife River Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229478 | 421298100 | Hayward Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229478 | 65406E102 | Nicolet Bankshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229478 | 04956D107 | Atmus Filtration Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229478 | 552690109 | MDU Resources Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229478 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000229478 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000229477 | 81725T100 | Sensient Technologies Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229477 | 922417100 | Veeco Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229477 | 854231107 | Standex International Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229477 | 91704F104 | Urban Edge Properties
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229477 | 55405W104 | MYR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229477 | 498894104 | Knife River Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229477 | 421298100 | Hayward Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229477 | 65406E102 | Nicolet Bankshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229477 | 04956D107 | Atmus Filtration Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229477 | 552690109 | MDU Resources Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229477 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000229477 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000229473 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000229473 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229473 | 90386K530 | Westwood Enhanced Income Opportunity ETF
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000229473 | 375558103 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000229473 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000229473 | 949746101 | Wells Fargo & Company
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000229473 | 06849F108 | Barrick Mining Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000229473 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229473 | 46654Q203 | JPMorgan Nasdaq Equity Premium Income ETF
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229473 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229473 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000229473 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229473 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000229473 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000229473 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000229473 | InvestmentType_Foreign Governments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000229473 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000229473 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000229474 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000229474 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229474 | 90386K530 | Westwood Enhanced Income Opportunity ETF
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000229474 | 375558103 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000229474 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000229474 | 949746101 | Wells Fargo & Company
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000229474 | 06849F108 | Barrick Mining Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000229474 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229474 | 46654Q203 | JPMorgan Nasdaq Equity Premium Income ETF
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229474 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229474 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000229474 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229474 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000229474 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000229474 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000229474 | InvestmentType_Foreign Governments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000229474 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000229474 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000229472 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000229472 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229472 | 90386K530 | Westwood Enhanced Income Opportunity ETF
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000229472 | 375558103 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000229472 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000229472 | 949746101 | Wells Fargo & Company
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000229472 | 06849F108 | Barrick Mining Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000229472 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229472 | 46654Q203 | JPMorgan Nasdaq Equity Premium Income ETF
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229472 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229472 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000229472 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229472 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000229472 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000229472 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000229472 | InvestmentType_Foreign Governments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000229472 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000229472 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000240107 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000240107 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240107 | 90386K530 | Westwood Enhanced Income Opportunity ETF
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240107 | 375558103 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240107 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000240107 | 949746101 | Wells Fargo & Company
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000240107 | 06849F108 | Barrick Mining Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000240107 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000240107 | 46654Q203 | JPMorgan Nasdaq Equity Premium Income ETF
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000240107 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000240107 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000240107 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240107 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000240107 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000240107 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000240107 | InvestmentType_Foreign Governments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000240107 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240107 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000229469 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000229469 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229469 | 90386K530 | Westwood Enhanced Income Opportunity ETF
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000229469 | WNM6 COM_20260622 | CME Ultra Long-Term U.S. Treasury Bond Future
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000229469 | UXYM6 COM_20260622 | 10-Year U.S. Treasury Note Future
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000229469 | ECM6 CUR_20260616 | CME Euro Foreign Exchange Currency Future
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229469 | 912797SV0 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000229469 | 665531AL3 | Northern Oil and Gas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000229469 | 451102CK1 | Icahn Enterprises, L.P. / Icahn Enterprises Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000229469 | 345370CA6 | Ford Motor Credit Company, LLC
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000229469 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000229469 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000229469 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229469 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000229469 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	60.50%
C000229469 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000229469 | InvestmentType_Foreign Governments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000229469 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229469 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000229469 | InvestmentType_Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000229470 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000229470 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229470 | 90386K530 | Westwood Enhanced Income Opportunity ETF
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000229470 | WNM6 COM_20260622 | CME Ultra Long-Term U.S. Treasury Bond Future
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000229470 | UXYM6 COM_20260622 | 10-Year U.S. Treasury Note Future
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000229470 | ECM6 CUR_20260616 | CME Euro Foreign Exchange Currency Future
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229470 | 912797SV0 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000229470 | 665531AL3 | Northern Oil and Gas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000229470 | 451102CK1 | Icahn Enterprises, L.P. / Icahn Enterprises Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000229470 | 345370CA6 | Ford Motor Credit Company, LLC
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000229470 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000229470 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000229470 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229470 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000229470 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	60.50%
C000229470 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000229470 | InvestmentType_Foreign Governments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000229470 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229470 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000229470 | InvestmentType_Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000229466 | 007973AE0 | Advanced Energy Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000229466 | FVM6 COM_20260701 | 5-Year U.S. Treasury Note Future
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000229466 | 81180WBL4 | Seagate HDD Cayman
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000229466 | 25402DAC6 | DigitalOcean Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000229466 | 55306NAB0 | MKS Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000229466 | 682189AU9 | ON Semiconductor Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000229466 | 671044AF2 | OSI Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229466 | 595017BM5 | Microchip Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000229466 | 00971TAP6 | Akamai Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000229466 | 83419XAB4 | Solaris Energy Infrastructure, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000229466 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000229466 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000229466 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	88.90%
C000229466 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000229466 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000229467 | 007973AE0 | Advanced Energy Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000229467 | FVM6 COM_20260701 | 5-Year U.S. Treasury Note Future
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000229467 | 81180WBL4 | Seagate HDD Cayman
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000229467 | 25402DAC6 | DigitalOcean Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000229467 | 55306NAB0 | MKS Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000229467 | 682189AU9 | ON Semiconductor Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000229467 | 671044AF2 | OSI Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229467 | 595017BM5 | Microchip Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000229467 | 00971TAP6 | Akamai Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000229467 | 83419XAB4 | Solaris Energy Infrastructure, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000229467 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000229467 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000229467 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	88.90%
C000229467 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000229467 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000229465 | 007973AE0 | Advanced Energy Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000229465 | FVM6 COM_20260701 | 5-Year U.S. Treasury Note Future
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000229465 | 81180WBL4 | Seagate HDD Cayman
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000229465 | 25402DAC6 | DigitalOcean Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000229465 | 55306NAB0 | MKS Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000229465 | 682189AU9 | ON Semiconductor Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000229465 | 671044AF2 | OSI Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229465 | 595017BM5 | Microchip Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000229465 | 00971TAP6 | Akamai Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000229465 | 83419XAB4 | Solaris Energy Infrastructure, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000229465 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000229465 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000229465 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	88.90%
C000229465 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000229465 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000237961 | 29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000237961 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000237961 | 23345M107 | DT Midstream, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000237961 | 49456B101 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000237961 | 29250N105 | Enbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000237961 | 87807B107 | TC Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000237961 | 293792107 | Enterprise Products Partners, L.P.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000237961 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000237961 | B3SGMV5 | Keyera Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000237961 | 55336V100 | MPLX, L.P.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000237961 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000237961 | InvestmentType_Affiliated Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000237961 | InvestmentType_Master Limited Partnerships
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000237961 | InvestmentType_MLP Related Companies
Holdings [Line Items]
Percent of Net Asset Value	71.30%
C000237964 | 29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000237964 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000237964 | 23345M107 | DT Midstream, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000237964 | 49456B101 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000237964 | 29250N105 | Enbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000237964 | 87807B107 | TC Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000237964 | 293792107 | Enterprise Products Partners, L.P.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000237964 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000237964 | B3SGMV5 | Keyera Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000237964 | 55336V100 | MPLX, L.P.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000237964 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000237964 | InvestmentType_Affiliated Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000237964 | InvestmentType_Master Limited Partnerships
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000237964 | InvestmentType_MLP Related Companies
Holdings [Line Items]
Percent of Net Asset Value	71.30%
C000237963 | 29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000237963 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000237963 | 23345M107 | DT Midstream, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000237963 | 49456B101 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000237963 | 29250N105 | Enbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000237963 | 87807B107 | TC Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000237963 | 293792107 | Enterprise Products Partners, L.P.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000237963 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000237963 | B3SGMV5 | Keyera Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000237963 | 55336V100 | MPLX, L.P.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000237963 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000237963 | InvestmentType_Affiliated Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000237963 | InvestmentType_Master Limited Partnerships
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000237963 | InvestmentType_MLP Related Companies
Holdings [Line Items]
Percent of Net Asset Value	71.30%
C000237962 | 29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000237962 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000237962 | 23345M107 | DT Midstream, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000237962 | 49456B101 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000237962 | 29250N105 | Enbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000237962 | 87807B107 | TC Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000237962 | 293792107 | Enterprise Products Partners, L.P.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000237962 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000237962 | B3SGMV5 | Keyera Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000237962 | 55336V100 | MPLX, L.P.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000237962 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000237962 | InvestmentType_Affiliated Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000237962 | InvestmentType_Master Limited Partnerships
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000237962 | InvestmentType_MLP Related Companies
Holdings [Line Items]
Percent of Net Asset Value	71.30%
C000237966 | 442487112 | Hovnanian Enterprises, Inc., 7.63%
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000237966 | 48251K209 | KKR Real Estate Finance Trust, Inc., 6.50%
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237966 | 74965L200 | RLJ Lodging Trust, 7.80%
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237966 | 22002T108 | COPT Defense Properties
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237966 | 22948Q200 | CTO Realty Growth, Inc., 6.38%
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237966 | 22822V101 | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000237966 | 70509V886 | Pebblebrook Hotel Trust, 5.70%
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000237966 | 529043309 | LXP Industrial Trust, 6.50%
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000237966 | 637870205 | National Storage Affiliates Trust, 6.00%
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000237966 | 804395804 | Saul Centers, Inc., 6.13%
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000237966 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000237966 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000237966 | Multi-Asset Class
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000237966 | Banking
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000237966 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000237966 | Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000237966 | Mortgage
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237966 | Shopping Centers
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000237966 | Home Construction
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000237966 | Specialized
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000237966 | Residential
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000237966 | Retail
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000237966 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000237966 | Storage
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000237966 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000237966 | Office
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000237966 | Hotels
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000237966 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000237966 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000237966 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	70.50%
C000237968 | 442487112 | Hovnanian Enterprises, Inc., 7.63%
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000237968 | 48251K209 | KKR Real Estate Finance Trust, Inc., 6.50%
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237968 | 74965L200 | RLJ Lodging Trust, 7.80%
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237968 | 22002T108 | COPT Defense Properties
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237968 | 22948Q200 | CTO Realty Growth, Inc., 6.38%
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237968 | 22822V101 | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000237968 | 70509V886 | Pebblebrook Hotel Trust, 5.70%
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000237968 | 529043309 | LXP Industrial Trust, 6.50%
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000237968 | 637870205 | National Storage Affiliates Trust, 6.00%
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000237968 | 804395804 | Saul Centers, Inc., 6.13%
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000237968 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000237968 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000237968 | Multi-Asset Class
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000237968 | Banking
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000237968 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000237968 | Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000237968 | Mortgage
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237968 | Shopping Centers
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000237968 | Home Construction
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000237968 | Specialized
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000237968 | Residential
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000237968 | Retail
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000237968 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000237968 | Storage
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000237968 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000237968 | Office
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000237968 | Hotels
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000237968 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000237968 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000237968 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	70.50%
C000237951 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000237951 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	55.80%
C000237952 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000237952 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	55.80%
C000237949 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000237949 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	55.80%
C000237956 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	71.70%
C000237956 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000237953 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	71.70%
C000237953 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000237955 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	71.70%
C000237955 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000248453 | 29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000248453 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000248453 | 23345M107 | DT Midstream, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000248453 | 49456B101 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000248453 | 29250N105 | Enbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000248453 | 87807B107 | TC Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000248453 | 293792107 | Enterprise Products Partners, L.P.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000248453 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000248453 | 682680103 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000248453 | 83671M105 | South Bow Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000248452 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000248452 | 49456B101 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000248452 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000248452 | 166764100 | Chevron Corporation
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000248452 | 20825C104 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000248452 | 91913Y100 | Valero Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000248452 | 806857108 | SLB Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000248452 | 05722G100 | Baker Hughes Company
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000248452 | 718546104 | Phillips 66
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000248452 | 26875P101 | EOG Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000267227 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000267227 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000267227 | 375558103 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000267227 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000267227 | 949746101 | Wells Fargo & Company
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000267227 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000267227 | 464288513 | iShares iBoxx USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000267227 | 46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000267227 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000267227 | 68389X105 | Oracle Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%